Short-Term and Long-Term Borrowings - Schedule of Bank Borrowings (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Schedule of Bank Borrowings [Line Items]
Total bank borrowings	$ 16,129,072	$ 12,774,491
Buildings, net [Member]
Schedule of Bank Borrowings [Line Items]
Total bank borrowings	25,237	24,453
Machinery and equipment [Member]
Schedule of Bank Borrowings [Line Items]
Total bank borrowings	4,500,707
Construction in progress (“CIP”) [Member]
Schedule of Bank Borrowings [Line Items]
Total bank borrowings	7,875,091	9,096,839
Land use rights, net [Member]
Schedule of Bank Borrowings [Line Items]
Total bank borrowings	$ 3,728,038	$ 3,653,199